Acquisitions and Dispositions of Oil and Gas Properties - Results of Operations for Properties (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Oil And Gas Properties Sold [Abstract]
Total oil and gas sales		$ 18,036	$ 10,542
Total operating expenses	[1]	(66,251)	(23,260)
Operating loss		$ (48,215)	$ (12,718)

[1]	Includes direct operating expenses, depreciation, depletion and amortization and exploration expense. Excludes interest expense and general and administrative expenses.